Segments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 MXN ($)
Segments [Abstract]
External revenues	$ 869,220,584		$ 816,012,844	$ 844,501,397
Intersegment revenues	0		0	0
Operating revenues	869,220,584	$ 42,886,000	816,012,844	844,501,397
Depreciation and amortization	164,128,361	8,098,000	151,786,064	158,633,786
Operating income (loss)	180,100,090	8,886,000	167,783,515	170,870,752
Interest income	9,008,220	444,000	9,628,340	4,823,579
Interest expense	56,019,754	2,764,000	44,545,241	41,258,803
Income tax	35,238,443	1,738,000	34,544,003	46,044,089
Equity interest in net result of associated companies	(5,179,112)	(256,000)	(5,371,824)	(1,811,432)
Net profit (loss) attributable to equity holders of the parent continues operations	22,902,025	1,131,000	76,110,617	82,878,406
Net profit (loss) attributable to equity holders of the parent discontinued operations	0	$ 0	0	(6,719,015)
Net profit (loss) attributable to equity holders of the parent	22,902,025		76,110,617	76,159,391
Assets by segment	1,793,920,957		1,564,185,960	1,618,099,344	$ 88,509,000
Plant, property and equipment, net	703,327,341		619,411,625	618,872,491
Revalued of assets	10,457,088		9,239,279	38,353,719
Rights of use, net	199,460,378		113,568,320	121,874,096	9,841,000	$ 90,372,393
Goodwill	156,836,369		146,078,897	141,121,365	7,738,000
Licenses and rights, net	117,025,588		99,897,626	107,795,187
Liabilities by segments	$ 1,361,736,636		1,142,483,578	1,180,270,071	$ 67,186,000
Operating Segments [Member]
Segments [Abstract]
Percentage of entity's revenue	10.00%	10.00%
Percentage of taxable profit	10.00%	10.00%
Percentage of consolidated assets	10.00%	10.00%
Operating Segments [Member] | Mexico [Member]
Segments [Abstract]
External revenues	$ 252,179,477		248,890,778	236,608,249
Intersegment revenues	12,850,407		9,896,948	9,290,955
Operating revenues	265,029,884		258,787,726	245,899,204
Depreciation and amortization	25,628,734		26,640,899	26,383,113
Operating income (loss)	89,445,892		84,816,739	76,708,954
Interest income	22,978,028		27,202,474	18,336,415
Interest expense	37,936,534		28,164,647	24,909,724
Income tax	16,661,724		30,378,228	30,642,242
Equity interest in net result of associated companies	(5,294,505)		(5,458,577)	(1,821,608)
Net profit (loss) attributable to equity holders of the parent continues operations				63,711,537
Net profit (loss) attributable to equity holders of the parent discontinued operations				0
Net profit (loss) attributable to equity holders of the parent	(26,212,930)		43,053,030	63,711,537
Assets by segment	1,022,191,247		1,029,618,098	1,042,849,460
Plant, property and equipment, net	45,781,814		46,695,107	49,677,868
Revalued of assets	0		0	0
Rights of use, net	81,713,962		5,169,432	13,376,913
Goodwill	26,497,724		26,434,428	26,481,707
Licenses and rights, net	9,331,883		10,555,645	10,559,914
Liabilities by segments	733,673,637		628,519,912	621,482,350
Operating Segments [Member] | Telmex [Member]
Segments [Abstract]
External revenues	90,710,597		84,821,370	83,046,967
Intersegment revenues	17,009,409		17,010,698	16,937,889
Operating revenues	107,720,006		101,832,068	99,984,856
Depreciation and amortization	14,935,037		14,333,486	13,171,616
Operating income (loss)	14,745,648		12,063,692	16,172,472
Interest income	1,412,233		1,465,927	925,158
Interest expense	4,600,341		7,176,879	3,342,459
Income tax	2,496,264		(625,561)	2,767,673
Equity interest in net result of associated companies	49,924		41,642	31,000
Net profit (loss) attributable to equity holders of the parent continues operations				(373,036)
Net profit (loss) attributable to equity holders of the parent discontinued operations				0
Net profit (loss) attributable to equity holders of the parent	(5,237,369)		(5,278,857)	(373,036)
Assets by segment	257,019,909		238,216,814	215,543,807
Plant, property and equipment, net	154,257,837		150,219,598	134,928,482
Revalued of assets	0		0	0
Rights of use, net	193,632		220,565	341,761
Goodwill	215,381		215,381	215,381
Licenses and rights, net	73,248		92,065	106,659
Liabilities by segments	205,016,281		236,678,379	204,294,033
Operating Segments [Member] | Brazil [Member]
Segments [Abstract]
External revenues	165,401,035		162,224,734	165,804,342
Intersegment revenues	4,889,447		4,485,048	5,075,716
Operating revenues	170,290,482		166,709,782	170,880,058
Depreciation and amortization	42,956,936		44,302,136	43,422,821
Operating income (loss)	30,925,701		25,618,154	26,665,816
Interest income	2,069,164		4,252,205	2,679,103
Interest expense	24,096,598		25,691,398	23,411,387
Income tax	(3,271,970)		(1,730,068)	454,205
Equity interest in net result of associated companies	44,122		32,776	20,864
Net profit (loss) attributable to equity holders of the parent continues operations				10,254,969
Net profit (loss) attributable to equity holders of the parent discontinued operations				0
Net profit (loss) attributable to equity holders of the parent	(4,412,015)		9,866,950	10,254,969
Assets by segment	350,641,199		383,653,519	407,802,373
Plant, property and equipment, net	139,860,917		150,226,089	159,382,793
Revalued of assets	0		0	0
Rights of use, net	35,137,224		40,606,564	41,889,175
Goodwill	27,897,869		29,437,800	31,085,202
Licenses and rights, net	26,611,997		32,446,402	37,638,695
Liabilities by segments	287,411,028		313,072,959	297,234,805
Operating Segments [Member] | Southern Cone Argentina [Member]
Segments [Abstract]
External revenues	39,574,605		18,884,623	34,363,532
Intersegment revenues	108,973		38,080	153,155
Operating revenues	39,683,578		18,922,703	34,516,687
Depreciation and amortization	11,737,247		5,677,627	9,002,551
Operating income (loss)	1,557,289		515,233	2,570,848
Interest income	1,093,853		543,248	718,676
Interest expense	2,518,511		968,299	2,258,095
Income tax	9,953,687		(4,760,360)	(286,202)
Equity interest in net result of associated companies		$ 0	(1,814)	(2,198)
Net profit (loss) attributable to equity holders of the parent continues operations				(700,478)
Net profit (loss) attributable to equity holders of the parent discontinued operations				0
Net profit (loss) attributable to equity holders of the parent	6,105,737		(8,101,032)	(700,478)
Assets by segment	92,425,415		53,570,541	79,283,120
Plant, property and equipment, net	44,007,209		21,087,810	38,525,335
Revalued of assets	0		0	0
Rights of use, net	8,941,870		7,983,658	10,093,774
Goodwill	201,940		0	199,984
Licenses and rights, net	20,464,792		10,603,388	12,137,641
Liabilities by segments	56,329,087		36,668,486	47,430,485
Operating Segments [Member] | Southern Cone Uruguay and Paraguay [Member]
Segments [Abstract]
External revenues			3,995,812	4,456,541
Intersegment revenues			9,876	64,779
Operating revenues			4,005,688	4,521,320
Depreciation and amortization			1,319,462	1,808,414
Operating income (loss)			(444,485)	(778,032)
Interest income			4,231	3,463
Interest expense			113,909	316,945
Income tax			(1,721)	126,003
Equity interest in net result of associated companies			0	0
Net profit (loss) attributable to equity holders of the parent continues operations				(231,151)
Net profit (loss) attributable to equity holders of the parent discontinued operations				0
Net profit (loss) attributable to equity holders of the parent			(294,922)	(231,151)
Assets by segment			9,187,465	10,258,999
Plant, property and equipment, net			4,089,689	4,149,285
Revalued of assets			0	0
Rights of use, net			2,374,873	3,414,583
Goodwill			201,912	0
Licenses and rights, net			1,017,772	827,380
Liabilities by segments			4,512,644	7,120,057
Operating Segments [Member] | Southern Cone Uruguay Paraguay and Chile [Member]
Segments [Abstract]
External revenues	8,025,389
Intersegment revenues	25,606
Operating revenues	8,050,995
Depreciation and amortization	3,932,327
Operating income (loss)	(2,353,311)
Interest income	14,055
Interest expense	431,181
Income tax	(1,459,393)
Equity interest in net result of associated companies	0
Net profit (loss) attributable to equity holders of the parent	(1,365,108)
Assets by segment	67,214,434
Plant, property and equipment, net	36,280,537
Revalued of assets	0
Rights of use, net	7,973,991
Goodwill	4,735,752
Licenses and rights, net	1,938,693
Liabilities by segments	40,851,110
Operating Segments [Member] | Colombia [Member]
Segments [Abstract]
External revenues	71,436,983		62,342,147	70,925,374
Intersegment revenues	364,005		376,010	374,225
Operating revenues	71,800,988		62,718,157	71,299,599
Depreciation and amortization	16,069,344		13,360,622	13,085,226
Operating income (loss)	9,644,694		9,958,999	14,170,936
Interest income	572,336		867,151	624,304
Interest expense	4,034,032		3,342,195	2,699,010
Income tax	1,481,320		1,427,740	2,286,809
Equity interest in net result of associated companies	0		0	0
Net profit (loss) attributable to equity holders of the parent continues operations				6,486,771
Net profit (loss) attributable to equity holders of the parent discontinued operations				0
Net profit (loss) attributable to equity holders of the parent	2,291,033		4,180,800	6,486,771
Assets by segment	136,037,736		115,103,155	104,769,670
Plant, property and equipment, net	53,548,458		53,038,210	44,999,710
Revalued of assets	7,954,569		8,040,753	7,700,459
Rights of use, net	4,771,008		3,965,376	3,454,148
Goodwill	9,677,519		9,304,613	8,495,090
Licenses and rights, net	20,291,075		10,227,439	8,068,013
Liabilities by segments	78,608,757		59,510,611	57,393,854
Operating Segments [Member] | Andean [Member]
Segments [Abstract]
External revenues	51,284,298		52,903,716	55,426,258
Intersegment revenues	140,126		87,974	72,142
Operating revenues	51,424,424		52,991,690	55,498,400
Depreciation and amortization	10,697,841		10,084,882	10,698,869
Operating income (loss)	8,112,560		10,638,985	8,262,395
Interest income	2,457,448		2,338,242	906,176
Interest expense	2,329,634		2,333,600	860,572
Income tax	2,680,751		4,141,240	2,870,743
Equity interest in net result of associated companies	0		0	0
Net profit (loss) attributable to equity holders of the parent continues operations				6,122,291
Net profit (loss) attributable to equity holders of the parent discontinued operations				0
Net profit (loss) attributable to equity holders of the parent	5,469,348		7,769,059	6,122,291
Assets by segment	109,408,583		98,293,206	85,782,831
Plant, property and equipment, net	35,887,323		30,416,383	33,480,299
Revalued of assets	0		0	5,938,449
Rights of use, net	15,072,246		13,509,229	10,654,759
Goodwill	4,720,170		4,603,998	4,678,851
Licenses and rights, net	4,057,611		3,180,343	4,271,910
Liabilities by segments	61,627,902		46,189,708	36,223,727
Operating Segments [Member] | Central America [Member]
Segments [Abstract]
External revenues	48,136,010		43,964,411	47,054,127
Intersegment revenues	105,832		99,850	160,459
Operating revenues	48,241,842		44,064,261	47,214,586
Depreciation and amortization	11,814,612		10,028,603	11,178,361
Operating income (loss)	7,536,522		6,956,209	7,540,132
Interest income	617,545		621,068	431,741
Interest expense	1,103,466		1,325,213	1,033,792
Income tax	2,058,918		1,728,005	1,708,728
Equity interest in net result of associated companies	(987)		(1,143)	0
Net profit (loss) attributable to equity holders of the parent continues operations				5,059,038
Net profit (loss) attributable to equity holders of the parent discontinued operations				0
Net profit (loss) attributable to equity holders of the parent	5,565,820		4,733,871	5,059,038
Assets by segment	115,513,670		91,976,207	96,321,649
Plant, property and equipment, net	55,113,984		42,790,489	41,312,113
Revalued of assets	0		0	0
Rights of use, net	20,238,997		17,107,790	20,937,724
Goodwill	6,328,845		6,279,966	6,312,511
Licenses and rights, net	5,164,105		4,660,729	3,599,560
Liabilities by segments	42,458,437		37,051,349	42,725,447
Operating Segments [Member] | Caribbean [Member]
Segments [Abstract]
External revenues	35,181,218		37,148,876	40,859,951
Intersegment revenues	1,169,243		1,119,554	1,854,029
Operating revenues	36,350,461		38,268,430	42,713,980
Depreciation and amortization	7,215,207		7,189,119	7,133,908
Operating income (loss)	5,876,774		7,723,115	10,284,834
Interest income	1,870,519		1,616,687	701,794
Interest expense	1,374,621		1,735,648	1,152,370
Income tax	2,665,185		1,674,363	2,432,392
Equity interest in net result of associated companies	0		0	0
Net profit (loss) attributable to equity holders of the parent continues operations				6,649,004
Net profit (loss) attributable to equity holders of the parent discontinued operations				0
Net profit (loss) attributable to equity holders of the parent	3,324,641		5,604,618	6,649,004
Assets by segment	110,510,952		101,862,049	101,143,182
Plant, property and equipment, net	41,501,202		35,214,165	40,606,623
Revalued of assets	0		0	1,434,188
Rights of use, net	6,900,369		6,669,681	3,904,201
Goodwill	14,186,723		14,186,723	14,186,723
Licenses and rights, net	9,936,893		8,593,842	10,124,134
Liabilities by segments	44,392,804		47,864,665	48,434,551
Operating Segments [Member] | Europe [Member]
Segments [Abstract]
External revenues	107,290,972		100,836,377	105,956,056
Intersegment revenues	388,927		0	0
Operating revenues	107,679,899		100,836,377	105,956,056
Depreciation and amortization	23,409,159		21,008,775	22,761,938
Operating income (loss)	16,346,663		15,751,978	16,155,520
Interest income	412,679		392,951	229,958
Interest expense	2,160,180		1,971,189	1,281,857
Income tax	2,145,866		2,785,214	3,151,281
Equity interest in net result of associated companies	22,334		15,292	(39,490)
Net profit (loss) attributable to equity holders of the parent continues operations				11,795,662
Net profit (loss) attributable to equity holders of the parent discontinued operations				0
Net profit (loss) attributable to equity holders of the parent	12,051,439		11,145,743	11,795,662
Assets by segment	197,030,441		167,594,129	154,774,150
Plant, property and equipment, net	99,353,054		86,706,171	72,272,633
Revalued of assets	2,502,519		1,198,526	23,280,623
Rights of use, net	18,561,879		16,115,920	14,089,596
Goodwill	62,374,446		55,414,076	49,465,916
Licenses and rights, net	19,155,291		18,520,001	20,461,281
Liabilities by segments	104,786,220		93,944,278	97,527,392
Eliminations [Member]
Segments [Abstract]
External revenues	0		0	0
Intersegment revenues	(37,051,975)		(33,124,038)	(33,983,349)
Operating revenues	(37,051,975)		(33,124,038)	(33,983,349)
Depreciation and amortization	(4,268,083)		(2,159,547)	(13,031)
Operating income (loss)	(1,738,342)		(5,815,104)	(6,883,123)
Interest income	(24,489,640)		(29,675,844)	(20,733,209)
Interest expense	(24,565,344)		(28,277,736)	(20,007,408)
Income tax	(173,909)		(473,077)	(109,785)
Equity interest in net result of associated companies	0		0	0
Net profit (loss) attributable to equity holders of the parent continues operations				(25,896,201)
Net profit (loss) attributable to equity holders of the parent discontinued operations				0
Net profit (loss) attributable to equity holders of the parent	25,321,429		3,431,357	(25,896,201)
Assets by segment	(664,072,629)		(724,889,223)	(680,429,897)
Plant, property and equipment, net	(2,264,994)		(1,072,086)	(462,650)
Revalued of assets	0		0	0
Rights of use, net	(44,800)		(154,768)	(282,538)
Goodwill	0		0	0
Licenses and rights, net	0		0	0
Liabilities by segments	$ (293,418,627)		$ (361,529,413)	$ (279,596,630)